UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022



13F File Number:  28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400


Signature, Place and Date of Signing:


  /s/ Jeffrey P. Weiner         New York, New York          February 12, 2008
-------------------------     ----------------------     ----------------------
       [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         4

Form 13F Information Table Value Total:   $27,355
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name
---       --------------------       -----------------------------------
 1          28-12204                   Akana Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP
                                                          December 31, 2007
COLUMN 1                         COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COL 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE                     VALUE     SHRS OR  SH/  PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP     (x$1000)   PRN AMT  PRN  CALL    DISCRETION    MGRS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR   16938G107     3,343    123,920  SH         SHARED-DEFINED    1     0    123,920   0
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109    12,075    139,000  SH         SHARED-DEFINED    1     0    139,000   0
CORNING INC                    COM             219350105     8,718    363,400  SH         SHARED-DEFINED    1     0    363,400   0
KOOKMIN BK NEW                 SPONSORED ADR   50049M109     3,219     43,900  SH         SHARED-DEFINED    1     0     43,900   0
------------------------------------------------------------------------------------------------------------------------------------





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